Long-term debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Debt
Total Machinery And Power Systems	$ 8,666	$ 8,415	$ 4,505
Total Financial Products	19,086	16,529	15,932
Total long-term debt due after one year	27,752	24,944	20,437
Machinery and Power Systems
Long-term Debt
Total Machinery And Power Systems	8,666	8,415	4,505
Other	16	19	66
Machinery and Power Systems | Notes-Floating Rate (Three-month USD LIBOR plus 0.17%) due 2013
Long-term Debt
Notes	0	750	0
Debt instrument, interest rate (as a percent)	0.17%
Basis for variable interest rate	Three-month USD LIBOR plus 0.17%
Machinery and Power Systems | Notes-1.375% due 2014
Long-term Debt
Notes	750	750	0
Debt instrument, interest rate (as a percent)	1.375%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Notes-5.700% due 2016
Long-term Debt
Notes	508	510	512
Debt instrument, interest rate (as a percent)	5.70%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Notes-3.900% due 2021
Long-term Debt
Notes	1,245	1,245	0
Debt instrument, interest rate (as a percent)	3.90%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Notes-5.200% due 2041
Long-term Debt
Notes	757	1,247	0
Debt instrument, interest rate (as a percent)	5.20%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-7.000% due 2013
Long-term Debt
Debentures	0	350	350
Debt instrument, interest rate (as a percent)	7.00%
Machinery and Power Systems | Debentures-0.950% due 2015
Long-term Debt
Debentures	500	0	0
Debt instrument, interest rate (as a percent)	0.95%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-1.500% due 2017
Long-term Debt
Debentures	499	0	0
Debt instrument, interest rate (as a percent)	1.50%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-7.900% due 2018
Long-term Debt
Debentures	899	899	899
Debt instrument, interest rate (as a percent)	7.90%
Machinery and Power Systems | Debentures-9.375% due 2021
Long-term Debt
Debentures	120	120	120
Debt instrument, interest rate (as a percent)	9.375%
Machinery and Power Systems | Debentures-2.600% due 2022
Long-term Debt
Debentures	498	0	0
Debt instrument, interest rate (as a percent)	2.60%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-8.000% due 2023
Long-term Debt
Debentures	82	82	82
Debt instrument, interest rate (as a percent)	8.00%
Machinery and Power Systems | Debentures-6.625% due 2028
Long-term Debt
Debentures	193	299	299
Debt instrument, interest rate (as a percent)	6.625%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-7.300% due 2031
Long-term Debt
Debentures	241	349	349
Debt instrument, interest rate (as a percent)	7.30%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-5.300% due 2035
Long-term Debt
Debentures	208	206	205
Debt instrument, interest rate (as a percent)	5.30%
Debentures, face value	307
Debentures' effective yield to maturity (as a percent)	8.55%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-6.050% due 2036
Long-term Debt
Debentures	459	748	748
Debt instrument, interest rate (as a percent)	6.05%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-8.250% due 2038
Long-term Debt
Debentures	65	248	248
Debt instrument, interest rate (as a percent)	8.25%
Machinery and Power Systems | Debentures-6.950% due 2042
Long-term Debt
Debentures	160	250	249
Debt instrument, interest rate (as a percent)	6.95%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-3.803% due 2042
Long-term Debt
Debentures	1,149	0	0
Debt instrument, interest rate (as a percent)	3.803%
Debentures, face value	1,722
Debentures' effective yield to maturity (as a percent)	6.29%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Debentures-7.375% due 2097
Long-term Debt
Debentures	244	297	297
Debt instrument, interest rate (as a percent)	7.375%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery and Power Systems | Capital lease obligations
Long-term Debt
Capital lease obligations	73	46	81
Financial Products
Long-term Debt
Medium-term notes	18,036	15,701	14,993
Other	1,050	828	939
Total Financial Products	$ 19,086	$ 16,529	$ 15,932